UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
               	Burlington, ON, Canada
                L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

Jonathan Wellum		Burlington, Ontario, Canada	 May 3rd , 2006
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-5110 			Third Avenue Management LLC
28-04003		        Ariel Capital Management, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	114

Form 13F Information Table Value Total: 	$3,476,585
      						(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

13F - INFORMATION TABLE as at March 31st, 2006
                                                                                                         VOTING AUTHORITY
NAME OF ISSUER                        TITLE          CUSIP     Value    SHRS   SH/ PUT/  INVSTMT  OTHER    SOLE    SHRD    NONE
                                     OF CLASS       NUMBER    (x$1000) OR PRN  PRN  CALL DSCRETN  MNGERS

4 KIDS ENTMT INC                COM               350865101      5,424  315,525 SH        SOLE              X
ABN AMRO HLDG NV                SPONSORED ADR     000937102      1,031   34,500 SH        SOLE              X
ACXIOM CORP                     COM               005125109      8,157  315,674 SH        SOLE              X
ADOBE SYS INC                   COM               00724F101      2,503   71,664 SH        SOLE              X
AFLAC INC                       COM               001055102     10,458  231,738 SH        SOLE              X
AGNICO EAGLE MINES LTD          COM               008474108      5,915  194,372 SH        SOLE              X
ALLSTATE CORP                   COM               020002101      1,172   22,500 SH        SOLE              X
AMERICAN EXPRESS CO             COM               025816109      5,562  105,836 SH        SOLE              X
AMERICAN INTL GROUP INC         COM               026874107     17,944  271,504 SH        SOLE              X
AMPHENOL CORP NEW               CL A              032095101      1,523   29,191 SH        SOLE              X
AMVESCAP PLC                    SPONSORED ADR     03235E100        566   30,000 SH        SOLE              X
APPLIED MATLS INC               COM               038222105     10,821  617,977 SH        SOLE              X
ATI TECHNOLOGIES INC            COM               001941103        374   21,780 SH        SOLE              X
AUTODESK INC                    COM               052769106      1,548   40,190 SH        SOLE              X
AXA                             SPONSORED ADR     054536107        787   22,500 SH        SOLE              X
BANK NOVA SCOTIA HALIFAX        COM               064149107     72,4021,805,473 SH        SOLE              X
BANK OF AMERICA CORPORATION     COM               060505104    119,0552,614,298 SH        SOLE              X
BCE INC                         COM               05534B109        653   27,092 SH        SOLE              X
BERKSHIRE HATHAWAY INC DEL      CL A              084670108     40,567      449 SH        SOLE              X
BERKSHIRE HATHAWAY INC DEL      CL B              084670207        322      107 SH        SOLE              X
BIOMET INC                      COM               090613100      1,270   35,768 SH        SOLE              X
BOSTON SCIENTIFIC CORP          COM               101137107      1,924   83,467 SH        SOLE              X
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH    112585104     92,6191,682,280 SH        SOLE              X
CANADIAN NATL RY CO             COM               136375102      4,769  105,217 SH        SOLE              X
CAPITAL ONE FINL CORP           COM               14040H105      5,448   67,661 SH        SOLE              X
CAPITALSOURCE INC               COM               14055X102      1,179   47,400 SH        SOLE              X
CDN IMPERIAL BK OF COMMERCE     COM               136069101     25,050  340,085 SH        SOLE              X
CENDANT CORP                    COM               151313103     37,6502,170,000 SH        SOLE              X
CISCO SYS INC                   COM               17275R102      3,431  158,310 SH        SOLE              X
CITIGROUP INC                   COM               172967101    112,0602,372,638 SH        SOLE              X
COCA COLA CO                    COM               191216100        628   15,000 SH        SOLE              X
COGNOS INC                      COM               19244C109     13,283  341,909 SH        SOLE              X
COMCAST CORP NEW                CL A              20030N101     10,443  399,200 SH        SOLE              X
CORUS ENTERTAINMENT INC         COM CL B NON VTG  220874101      4,935  160,939 SH        SOLE              X
COTT CORP QUE                   COM               22163N106     19,8641,542,009 SH        SOLE              X
COUNTRYWIDE FINANCIAL CORP      COM               222372104     29,525  804,500 SH        SOLE              X
CREDIT SUISSE GROUP             SPONSORED ADR     225401108      3,198   57,250 SH        SOLE              X
CSG SYS INTL INC                COM               126349109     11,507  494,693 SH        SOLE              X
D R HORTON INC                  COM               23331A109     41,7391,256,430 SH        SOLE              X
DELL INC                        COM               24702R101      3,635  122,149 SH        SOLE              X
DEUTSCHE BANK AG NAMEN          ORD               D18190898        343    3,000 SH        SOLE              X
DIRECTV GROUP INC               COM               25459L106     43,1562,631,454 SH        SOLE              X
ELECTRONIC ARTS INC             COM               285512109        564   10,300 SH        SOLE              X
ENTERCOM COMMUNICATIONS CORP    CL A              293639100     11,997  429,705 SH        SOLE              X
EXTENDICARE INC CDA             SUB VTG SH        30224T871      4,874  230,005 SH        SOLE              X
FIFTH THIRD BANCORP             COM               316773100      7,435  188,890 SH        SOLE              X
FIRST DATA CORP                 COM               319963104     56,7401,211,881 SH        SOLE              X
GILDAN ACTIVEWEAR INC           COM               375916103      4,353   92,000 SH        SOLE              X
HAIN CELESTIAL GROUP INC        COM               405217100      7,167  273,645 SH        SOLE              X
HARTFORD FINL SVCS GROUP INC    COM               416515104     18,564  230,471 SH        SOLE              X
HEALTH MGMT ASSOC INC NEW       CL A              421933102      5,824  270,000 SH        SOLE              X
HEWLETT PACKARD CO              COM               428236103      1,207   36,694 SH        SOLE              X
HOME DEPOT INC                  COM               437076102      9,553  225,850 SH        SOLE              X
HSBC HLDGS PLC                  SPON ADR NEW      404280406      2,857   34,100 SH        SOLE              X
INCO LTD                        COM               453258402      5,198  104,234 SH        SOLE              X
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR     456788108      4,386   56,330 SH        SOLE              X
ING GROEP N V                   SPONSORED ADR     456837103      1,565   39,725 SH        SOLE              X
INTEL CORP                      COM               458140100      2,341  120,970 SH        SOLE              X
INTERPUBLIC GROUP COS INC       COM               460690100     13,9911,463,501 SH        SOLE              X
JOHNSON & JOHNSON               COM               478160104     52,395  884,755 SH        SOLE              X
JOURNAL COMMUNICATIONS INC      CL A              481130102      8,091  652,517 SH        SOLE              X
JP MORGAN CHASE & CO            COM               46625H100     99,1812,381,879 SH        SOLE              X
LIBERTY MEDIA CORP NEW          COM SER A         530718105     34,7734,235,503 SH        SOLE              X
LINEAR TECHNOLOGY CORP          COM               535678106      1,193   34,020 SH        SOLE              X
LOGITECH INTERNATIONAL S A      SPONSORED ADR     541419107      1,001   25,180 SH        SOLE              X
MAGNA INTL INC                  CL A              559222401      5,502   72,953 SH        SOLE              X
MANULIFE FINL CORP              COM               56501R106    110,2231,756,628 SH        SOLE              X
MAXIM INTEGRATED PRODS INC      COM               57772K101      4,419  118,943 SH        SOLE              X
MDS INC                         COM               55269P302     52,3822,909,532 SH        SOLE              X
MEDTRONIC INC                   COM               585055106      1,169   23,030 SH        SOLE              X
MERRILL LYNCH & CO INC          COM               590188108     86,8651,102,904 SH        SOLE              X
MICROSOFT CORP                  COM               594918104      3,499  128,586 SH        SOLE              X
MORGAN STANLEY                  COM NEW           617446448      9,634  153,354 SH        SOLE              X
NASH FINCH CO                   COM               631158102        892   29,821 SH        SOLE              X
NCO GROUP INC                   COM               628858102      9,895  416,632 SH        SOLE              X
NOMURA HLDGS INC                SPONSORED ADR     65535H208        499   22,500 SH        SOLE              X
NORTEL NETWORKS CORP NEW        COM               656568102         62   20,226 SH        SOLE              X
NORTHERN TR CORP                COM               665859104     10,358  197,290 SH        SOLE              X
NOVELIS INC                     COM               67000X106      5,152  251,031 SH        SOLE              X
OPPENHEIMER HLDGS INC           CL A NON VTG      683797104     17,058  788,741 SH        SOLE              X
PACER INTL INC TENN             COM               69373H106     10,399  318,200 SH        SOLE              X
PALL CORP                       COM               696429307     22,005  705,502 SH        SOLE              X
PFIZER INC                      COM               717081103      4,977  199,709 SH        SOLE              X
PMI GROUP INC                   COM               69344M101    157,7083,434,403 SH        SOLE              X
POSCO                           SPONSORED ADR     693483109      3,472   54,418 SH        SOLE              X
PROGRESSIVE CORP OHIO           COM               743315103     10,054   96,428 SH        SOLE              X
QUEST DIAGNOSTICS INC           COM               74834L100      1,154   22,490 SH        SOLE              X
RADIAN GROUP INC                COM               750236101    209,2273,472,649 SH        SOLE              X
REED ELSEVIER P L C             SPONSORED ADR     758205108        234    6,105 SH        SOLE              X
ROYAL BK CDA MONTREAL QUE       COM               780087102    129,9431,540,865 SH        SOLE              X
SERVICEMASTER CO                COM               81760N109     10,981  836,984 SH        SOLE              X
SK TELECOM LTD                  SPONSORED ADR     78440P108     11,268  477,676 SH        SOLE              X
ST JOE CO                       COM               790148100      1,194   19,000 SH        SOLE              X
SUN LIFE FINL INC               COM               866796105    121,8852,866,187 SH        SOLE              X
SUNCOR ENERGY INC               COM               867229106    161,5492,104,381 SH        SOLE              X
SYMANTEC CORP                   COM               871503108     12,168  722,966 SH        SOLE              X
SYSCO CORP                      COM               871829107     34,8951,088,783 SH        SOLE              X
TD BANKNORTH INC                COM               87235A101      3,698  125,986 SH        SOLE              X
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209     56,9291,382,452 SH        SOLE              X
THOMSON CORP                    COM               884903105    158,9564,261,499 SH        SOLE              X
TJX COS INC NEW                 COM               872540109      8,117  327,050 SH        SOLE              X
TOLL BROTHERS INC               COM               889478103     62,9481,817,719 SH        SOLE              X
TORONTO DOMINION BK ONT         COM NEW           891160509    438,3067,864,468 SH        SOLE              X
TRANSALTA CORP                  COM               89346D107      4,507  236,410 SH        SOLE              X
TYCO INTL LTD NEW               COM               902124106     17,383  646,703 SH        SOLE              X
UBS AG                          NAMEN AKT         H8920M855      9,970   90,797 SH        SOLE              X
UNITEDHEALTH GROUP INC          COM               91324P102      2,963   53,048 SH        SOLE              X
VERISIGN INC                    COM               92343E102      8,199  341,773 SH        SOLE              X
WAL MART STORES INC             COM               931142103    210,7424,461,090 SH        SOLE              X
WASHINGTON MUT INC              COM               939322103     15,843  371,729 SH        SOLE              X
WELLS FARGO & CO NEW            COM               949746101      3,203   50,145 SH        SOLE              X
WILLIS GROUP HOLDINGS LTD       SHS               G96655108    114,5883,344,656 SH        SOLE              X
WINNEBAGO INDS INC              COM               974637100      8,192  270,005 SH        SOLE              X
YAHOO INC                       COM               984332106      1,630   50,535 SH        SOLE              X
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